24. Restatement (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY	Dec. 31, 2009 ZHEJIANG CNY	Dec. 31, 2011 As originally reported ZHEJIANG CNY	Dec. 31, 2011 Restated ZHEJIANG CNY	Dec. 31, 2011 Effect of change ZHEJIANG CNY
Current assets:
Cash and cash equivalents			22,668	38,434	13,027	13,031	38,434	38,434	0
Accounts receivable, net	3,089	3,744	226,370	187,763			190,392	187,763	(2,629)
Amounts due from owners			0	2			2	2	0
Prepayments and other current assets			104,368	76,860			84,417	76,860	(7,557)
Inventories	653	583	9,154	8,612			8,612	8,612	0
Total current assets			362,560	311,671			321,857	311,671	(10,186)
Property, plant and equipment, net	945	1,058	49,093	52,938			52,938	52,938	0
Intangible asset, net			2,693	2,851			2,851	2,851	0
Land use right, net			6,335	6,484			6,484	6,484	0
Deferred tax assets	262	287	2,513	3,297			3,297	3,297	0
Total assets	24,947	23,864	423,194	377,241			387,427	377,241	(10,186)
Liabilities and shareholders’ equity
Short term borrowings			60,000	41,000			41,000	41,000	0
Accounts payable			177,212	133,475			133,475	133,475	0
Other payables and accrued expenses			26,036	28,537			28,438	28,537	(99)
Other taxes payable			1,828	13,407			13,407	13,407	0
Income tax payable			5,684	6,887			5,172	6,887	(1,715)
Total current liabilities			270,760	223,306			221,492	223,306	(1,814)
Commitments and contingencies
Shareholders’ equity:
Share capital 61,200,000 shares issued			61,200	61,200			61,200	61,200	0
Capital reserve			43,189	43,189			55,189	43,189	12,000
PRC statutory reserves			4,274	4,272			4,272	4,272	0
Retained earnings			39,931	41,183			40,497	41,183	(686)
Equity attributable to owners of Zhejiang Tianlan Environmental Protection Technology Company Limited			148,594	149,844			161,158	149,844	11,314
Non-controlling interest			3,840	4,091			4,777	4,091	686
Total owners’ equity							165,935	153,935	12,000
Total liabilities and owners’ equity			423,194	377,241			387,427	377,241	10,186